Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance	$ 9,560	$ 9,210
Shares issued under DRIP	23	23
Stock compensation plans	74	74
Balance	9,980	9,560
Stated capital [member]
Disclosure of classes of share capital [line items]
Balance	3,466	3,333
Shares issued under DRIP	23	23
Stock compensation plans	136	178
Balance	3,609	3,466
Contributed surplus [member]
Disclosure of classes of share capital [line items]
Balance	1,801	1,905
Stock compensation plans	(62)	(104)
Balance	1,739	1,801
Total capital [member]
Disclosure of classes of share capital [line items]
Balance	5,377	5,348
Shares issued under DRIP	23	23
Stock compensation plans	74	74
Balance	5,458	5,377
Repurchases of common shares [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions	(16)	(68)
Repurchases of common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions	$ (16)	$ (68)
Number of common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, number of shares	497,459,546	501,493,187
Shares issued under DRIP, number of shares	313,879	361,470
Stock compensation plans, number of shares	1,896,489	3,074,176
Beginning balance, number of shares	497,117,528	497,459,546
Number of common shares [member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, number of shares	(2,552,386)	(7,469,287)
Series ii cumulative redeemable preference share capital [member]
Disclosure of classes of share capital [line items]
Balance	$ 110	$ 110
Balance	$ 110	$ 110